Notes Payable to Related Party (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		May 31, 2014	Sep. 15, 2014	Sep. 19, 2014	Apr. 30, 2013	Jan. 31, 2008	Nov. 30, 2008	Mar. 31, 2009	Aug. 31, 2009	Sep. 30, 2009
Notes outstanding (principal and interest) including unamortized discount	$ 3,823,797	$ 3,747,102		5,095,427
Accrued interest on the notes payable to related party		87,774		1,147,610
Interest Rate, description	0.085	0.085
Maturity Date	Mar. 31, 2015	Mar. 31, 2015
Exercise Price of Warrants								$ 1.00
Notes payable to related party	3,659,328	3,659,328		3,947,817
MTF [Member]
Debt instrument amount outstanding									100,000
Series A and B Convertible Preferred Stock [Member]
Conversion of stock, shares issued		5,829,438
2008 January Convertible Promissory Note [Member]
Debt instrument face amount										1,107,000
Debt conversion, shares issued		1,533,356
November 2008 Convertible Promissory Note [Member]
Debt instrument face amount											250,000
November 2008 Convertible Promissory Note [Member]
Debt instrument face amount												400,000
August 2009 Convertible Promissory Note [Member]
Debt instrument face amount													16,400
Tranched Promissory Note [Member]
Debt instrument face amount														445,000
Interest Rate, description		LIBOR + 8%		LIBOR + 8%
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Debt instrument maximum borrowing amount														2,090,000
Debt instrument amount outstanding														2,088,350
2014 Convertible Promissory Note [Member]
Debt instrument face amount						250,000
Interest Rate, description						7% per annum compounded annually
Maturity Date						Jun. 15, 2015
Warrant to purchase shares of common stock						166,667
Exercise Price of Warrants						$ 1.50
Maximum financing limit amount						1,000,000
Debt discount percentage						25.00%
Warrant term						4 years
2014 Convertible Promissory Note [Member] | Warrants [Member]
Warrant purchased, percentage of original principal amount numerator		50.00%
Per share amount issued to participant		$ 1.00
Equity financing, minimum aggregate amount		2,500,000
Convertible Promissory Note [Member]
Interest Rate, description		PRIME + 1½%		PRIME + 1½%
Notes, interest rate		12.00%
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
MTF Short Term 2014 Loan [Member]
Interest Rate, description							eight and one-half percent (8.5%) accruing annually
Exercise Price of Warrants							$ 1.62
Debt instrument maximum borrowing amount							250,000
Debt instrument amount outstanding							250,000
Warrants included in connection with Notes							625,000
MTF Convertible Note [Member]
Debt instrument face amount								$ 3,659,328
Percentage of principal, accrued and unpaid interest of note converted into common stock								50.00%

[1]	(1) As amended.